Provisions for Legal Claims and Contingent Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
[custom:Provision-0]	R$ 1,828,916	R$ 2,037,599
[custom:ContingentLiabilities-0]	3,073,462	3,736,829
Tax [Member]
IfrsStatementLineItems [Line Items]
[custom:Provision-0]	208,430	201,750
[custom:ContingentLiabilities-0]	R$ 518,132	503,314
Tax [Member] | Cofins [Member]
IfrsStatementLineItems [Line Items]
Description	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.
[custom:Provision-0]	R$ 133,371	123,564
[custom:ContingentLiabilities-0]	R$ 9,270	9,550
Tax [Member] | I N S S [Member]
IfrsStatementLineItems [Line Items]
Description	Tax requirements related to the social security contribution.
[custom:Provision-0]	R$ 32,053	30,899
[custom:ContingentLiabilities-0]	R$ 118,254	56,790
Tax [Member] | Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Description	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).
[custom:Provision-0]	R$ 2,328	2,100
[custom:ContingentLiabilities-0]	R$ 40,755	53,682
Tax [Member] | I C M S [Member]
IfrsStatementLineItems [Line Items]
Description	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.
[custom:Provision-0]	R$ 5,630	4,035
[custom:ContingentLiabilities-0]	R$ 26,986	24,930
Tax [Member] | I P T U [Member]
IfrsStatementLineItems [Line Items]
Description	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.
[custom:Provision-0]	R$ 5,181	9,332
[custom:ContingentLiabilities-0]	R$ 179,974	152,113
Tax [Member] | I S S [Member]
IfrsStatementLineItems [Line Items]
Description	City halls tax requirement as ISS on construction services provided by third parties.
[custom:Provision-0]	R$ 221	181
[custom:ContingentLiabilities-0]	R$ 58,085	56,731
Tax [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Description	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment
[custom:Provision-0]	R$ 29,646	31,639
[custom:ContingentLiabilities-0]	R$ 84,808	149,518
Labor [Member]
IfrsStatementLineItems [Line Items]
Description	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).
[custom:Provision-0]	R$ 386,639	536,374
[custom:ContingentLiabilities-0]	R$ 291,768	378,737
Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Description	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.
[custom:Provision-0]	R$ 37,516	30,126
[custom:ContingentLiabilities-0]	10,724	12,716
Regulatory [Member]
IfrsStatementLineItems [Line Items]
[custom:Provision-0]	7,738	8,493
[custom:ContingentLiabilities-0]	R$ 1,481,985	1,496,607
Regulatory [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Description	Aneel's notifications about possible breaches of regulatory standards
[custom:Provision-0]	R$ 7,738	8,493
[custom:ContingentLiabilities-0]	R$ 45,498	45,718
Regulatory [Member] | E S B R [Member]
IfrsStatementLineItems [Line Items]
Description	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.
[custom:Provision-0]
[custom:ContingentLiabilities-0]	R$ 1,129,202	1,130,845
Regulatory [Member] | Colider Exclusion Of Liability [Member]
IfrsStatementLineItems [Line Items]
Description	Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment ("ACR"), CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR contracts. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM. Further information on the lawsuit is presented in Note 7.2
[custom:Provision-0]
[custom:ContingentLiabilities-0]	307,285	320,044
Civil [Member]
IfrsStatementLineItems [Line Items]
[custom:Provision-0]	1,188,593	1,260,856
[custom:ContingentLiabilities-0]	R$ 770,853	1,345,455
Civil [Member] | Tobacco Growers [Member]
IfrsStatementLineItems [Line Items]
Description	Actions whose main cause is the lack of electricity causing loss of production.
[custom:Provision-0]	R$ 57,475	73,366
[custom:ContingentLiabilities-0]	R$ 42,373	71,237
Civil [Member] | Arbitration [Member]
IfrsStatementLineItems [Line Items]
Description	Arbitration process started in 2015, which originated from a dispute related to a term of commitment signed between the authors and Copel in December 2012, processed in secrecy at the Brazil-Canada Arbitration and Mediation Center. On January 25, 2024, an agreement was reached between the parties to close the case, as disclosed in Note 40.1.
[custom:Provision-0]	R$ 672,000	629,056
[custom:ContingentLiabilities-0]		338,779
Civil [Member] | Civil And Administrative Law [Member]
IfrsStatementLineItems [Line Items]
Description	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.
[custom:Provision-0]	R$ 118,210	154,550
[custom:ContingentLiabilities-0]	R$ 349,602	549,115
Civil [Member] | Indemnification To Third Parties Civil [Member]
IfrsStatementLineItems [Line Items]
Description	Actions for indemnity for resulting from damages caused during the construction of power plants. The execution of the sentence began without the previously determined accounting expertise.
[custom:Provision-0]	R$ 106,986	101,076
[custom:ContingentLiabilities-0]	R$ 104,192	98,940
Civil [Member] | Easements [Member]
IfrsStatementLineItems [Line Items]
Description	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.
[custom:Provision-0]	R$ 114,125	138,841
[custom:ContingentLiabilities-0]	R$ 24,551	31,063
Civil [Member] | Expropriation And Property [Member]
IfrsStatementLineItems [Line Items]
Description	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.
[custom:Provision-0]	R$ 112,764	154,943
[custom:ContingentLiabilities-0]	R$ 22,225	38,030
Civil [Member] | Consumers [Member]
IfrsStatementLineItems [Line Items]
Description	Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.
[custom:Provision-0]	R$ 2,442	3,758
[custom:ContingentLiabilities-0]	R$ 1,077	1,911
Civil [Member] | Environmental [Member]
IfrsStatementLineItems [Line Items]
Description	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.
[custom:Provision-0]	R$ 4,591	5,266
[custom:ContingentLiabilities-0]	R$ 226,833	R$ 216,380